Credit facilities (Tables)	12 Months Ended
Dec. 31, 2019
Credit Facilities Tables Abstract
Schedule of credit facilities
	December 31, 2019	December 31, 2018
Credit Facility - Liquid
Funds drawn	29,255	32,375
Interest payable	191	237
Unamortized deferred financing cost	(222)	(554)
	29,224	32,058

Credit Facility - Other
Funds drawn	47,248	44,327
Interest payable	-	294
Unamortized deferred financing cost	-	(214)
	47,248	44,407

	76,472	76,465